Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information Line Items
Entity Central Index Key	0001916331
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-42016
Entity Registrant Name	Neo-Concept International Group Holdings Ltd
Entity Address, Address Line One	10/F, Seaview Centre
Entity Address, Address Line Two	No.139-141 Hoi Bun Road
Entity Address, City or Town	Kwun TongKowloon
Entity Address, Country	HK
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31